RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2021
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER
ACCOUNTING POLICY
We define restructuring costs as employee costs associated with the targeted restructuring of our employee base, or other costs associated with significant changes in either the scope of business activities or the manner in which business is conducted. Acquisition and integration costs are directly attributable to investigating or completing an acquisition or to integrating an acquired business. Other costs are costs that, in management's judgment about their nature, should be segregated from ongoing operating expenses.
JUDGMENTS
We make significant judgments in determining the appropriate classification of costs to be included in restructuring, acquisition and other.

RESTRUCTURING, ACQUISITION AND OTHER COSTS

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Restructuring and other		187	185
Shaw acquisition-related costs	30	137	—

Total restructuring, acquisition and other		324	185

The restructuring and other costs in 2021 primarily consisted of severance costs associated with the targeted restructuring of our employee base, certain contract termination costs, incremental, temporary costs incurred in response to COVID-19, and other costs. In 2020, these costs were primarily incremental, temporary employee compensation and other costs incurred in response to COVID-19 as well as severance costs associated with the targeted restructuring of our employee base. The Shaw acquisition-related costs primarily consist of costs related to a committed credit facility (see note 19) and other costs incurred directly related to the Transaction.